SUBSEQUENT EVENTS (Details Narrative)							1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 05, 2025 USD ($) integer	Feb. 04, 2025 USD ($) integer	Jan. 17, 2025 USD ($) integer	Apr. 04, 2024 USD ($) integer	Dec. 27, 2023	May 31, 2025 USD ($) shares	Apr. 30, 2025 USD ($) integer	Mar. 31, 2025 USD ($) integer shares	Dec. 31, 2024 USD ($) integer shares	Dec. 31, 2023 USD ($) integer shares	Dec. 31, 2022 USD ($) shares	Mar. 31, 2024 USD ($)	Mar. 11, 2024 shares
Convertible notes payable													$ 56,000
Debt instrument interest rate											5.00%
Trading days | integer									10	10	10
Maturity date						Apr. 18, 2024
Initial consideration obtained									$ 92,000	$ 332,150	$ 28,000	$ 101,241
Initial consideration									464,993	379,890	145,830	135,900
Less: Unamortized debt discount									$ 138,836	$ 126,839	$ 18,070	$ 135,900
Transfer agent to remove restrictive legend, shares | shares									100,000,000	100,000,000	100,000,000	100,000,000
Lessee, Operating Lease, Term of Contract										12 months	12 months
Subsequent Event [Member]
Convertible notes payable								$ 210,000
Original issue discount percentage							10.00%	10.00%
Debt instrument interest rate							6.00%	10.00%
Conversion ratio								55
Trading days | integer								20
Maturity date								Apr. 30, 2026
Initial consideration							$ 510,000
Weighted average price							84.00%
Common Stocks [Member]
Warrants purchased | shares							3,631,083
Warrants outstanding term							5 years
Transfer agent to remove restrictive legend, shares | shares									110,000,000	110,000,000	110,000,000
Directors [Member]
Transfer agent to remove restrictive legend, shares | shares														5,000
Convertible Notes Payable [Member]
Convertible notes payable	$ 56,100	$ 51,000			$ 100,000				$ 30,000	$ 30,000	$ 30,000
Original issue discount percentage	10.00%	10.00%			10.00%					10.00%
Debt instrument interest rate		10.00%			10.00%				8.00%	8.00%	8.00%
Conversion ratio		45			55						25
Trading days | integer		20			20
Maturity date		Feb. 04, 2025			Oct. 03, 2024				Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021
Initial consideration obtained	$ 51,000									$ 98,700		$ 101,241
Less: Unamortized debt discount	5,100									$ 10,679
Convertible Notes Payable [Member] | Minimum [Member]
Debt instrument interest rate									7.00%	7.00%	7.00%
Conversion ratio									25	25
Convertible Notes Payable [Member] | Maximum [Member]
Debt instrument interest rate									10.00%	20.00%	10.00%
Conversion ratio									45	45
Initial Convertible Notes Payable [Member]
Convertible notes payable	$ 84,559									$ 109,379
Convertible Promissory Note [Member]
Convertible notes payable			$ 50,000	$ 37,500
Original issue discount percentage			10.00%
Debt instrument interest rate			10.00%	10.00%
Conversion ratio			55	75
Trading days | integer			20	10
Initial consideration obtained			$ 48,000	$ 37,500
Less: Unamortized debt discount			5,333
Initial Convertible Promissory Note [Member]
Convertible notes payable			$ 53,333